COMMITMENS AND CONTINGECIES (Details) $ in Millions		12 Months Ended
	Sep. 01, 2017 petition	Dec. 31, 2019 patent	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Purchase obligation			$ 13.8	$ 14.9
Purchase obligation, to be paid, year one			2.7	2.6
Purchase obligation, to be paid, year two			1.9	2.1
Purchase obligation, to be paid, year three			1.8	1.8
Purchase obligation, to be paid, year four			1.7	1.7
Purchase obligation, to be paid, year five				1.7
Purchase obligation, to be paid, after year five				5.0
Digital assets fair value			9.7	9.3	$ 71.5
Adjusted net capital			27.7	28.5	18.0
Net capital requirement			$ 4.7	$ 4.8	$ 2.9
Nasdaq Litigation
Loss Contingencies [Line Items]
Number of petitions filed | petition	6
Number of patents at issue | patent		6